Document and Entity Information	12 Months Ended
Jun. 11, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun 1, 2012
Registrant Name	Huntington Strategy Shares
Central Index Key	0001506213
Amendment Flag	false
Document Creation Date	Jun 1, 2012
Document Effective Date	Jun 1, 2012
Prospectus Date	Jun 11, 2012

Huntington US Equity Rotation Strategy ETF
Fund Summaries Huntington US Equity Rotation Strategy ETF
Investment Objective
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you purchase or sell shares of the Fund in the secondary market through your financial institution, your financial institution may assess brokerage commissions or other charges to process the transactions.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Huntington US Equity Rotation Strategy ETF
Shareholder Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Huntington US Equity Rotation Strategy ETF
Management Fee		0.60%
Distribution and/or Service Fee (12b-1) Fees	[1]	none
Other Expenses	[2]	0.69%
Acquired Fund Fees and Expenses		none
Total Annual Operating Expenses	[2]	1.29%
Expense Reduction/Reimbursement	[3]	0.34%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.95%
[1]	Pursuant to a Distribution Plan, the Fund may pay a 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. No 12b-1 fee is currently paid by the Fund and the Fund's Board of Trustees ("Board") has not approved any payments under the plan.
[2]	Other Expenses and Total Annual Operating Expenses are based on estimated amounts for the current fiscal year.
[3]	Huntington Asset Advisors, Inc. ("Advisor") has contractually agreed to reduce its fees and/or reimburse the Fund's expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.95% of the Fund's average annual daily net assets ("Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2013. The expense cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you paid in connection with the purchase or sale of Fund shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Huntington US Equity Rotation Strategy ETF	97	367

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal conditions, will invest at least 80% of its net assets (plus borrowings for investment purposes) in the exchange-listed common stocks of select companies organized in the U.S. and included in the S&P Composite 1500® (“Companies”). The S&P Composite 1500 is a combination of the following indices: the S&P 500®, the S&P MidCap 400® and the S&P SmallCap 600®.

The Fund will invest in Companies within each of the large-cap, mid-cap and small-cap U.S. equity market segments (each a “Market Segment”). The large-cap segment is represented by companies comprising the S&P 500, the mid-cap segment is represented by companies comprising the S&P MidCap 400 and the small-cap segment is represented by the companies comprising the S&P SmallCap 600.

The Fund will also invest in Companies operating in each of the ten (10) sectors represented in the S&P Composite 1500. A sector is a large grouping of companies operating within the market that share similar characteristics. The ten (10) sectors comprising the S&P Composite 1500 are: utilities, consumer staples, information technology, healthcare, financials, energy, consumer discretionary, materials, industrials, and telecommunication services (“Sectors”).

As market conditions change, the Fund intends to rotate the investment focus of the Fund so as to overweight its portfolio in Companies comprising those Market Segments and Sectors that the Advisor believes offer the greatest potential for capital appreciation in the given market environment and underweight its portfolio in those Market Segments and Sectors that the Advisor believes offer the least potential for capital appreciation in that same market environment. If the Fund’s portfolio allocation to a particular Market Segment or Sector exceeds that Market Segment’s or Sector’s current weighting in the S&P Composite 1500, then the Fund will be “overweighting” that Market Segment or Sector. Similarly, if the Fund’s portfolio allocation to a specific Market Segment or Sector is less than that Market Segment’s or Sector’s current weighting in the S&P Composite 1500, then the Fund will be “underweighting” that Market Segment or Sector.

The Advisor believes that these adjustments, collectively, will position the Fund for continued capital appreciation in the new market environment.

As of April 4, 2012, the adjusted statistics for the S&P Composite 1500, the S&P 500, the S&P MidCap 400 and the S&P SmallCap 600 are as follows:
  For the S&P Composite 1500, the average market capitalization of companies in the index was approximately $9.55 billion and the median market capitalization was approximately $2.24 billion. The market capitalization range for the companies included in the S&P Composite 1500 was approximately $10 million to $582.09 billion.
  For the S&P 500, the average market capitalization of companies in the index was approximately $25.28 billion and the median market capitalization was approximately $11.65 billion. The market capitalization range for the companies included in the S&P 500 was approximately $1.08 billion to $582.09 billion.
  For the S&P MidCap 400, the average market capitalization of companies in the index was approximately $2.94 billion and the median market capitalization was approximately $2.60 billion. The market capitalization range for the companies included in the S&P MidCap 400 was approximately $520 million to $9.47 billion.
  For the S&P SmallCap 600, the average market capitalization of companies in the index was approximately $830 million and the median market capitalization was approximately $700 million. The market capitalization range for the companies included in the S&P SmallCap 600 was approximately $10 million to $3.17 billion.
The Advisor retains a broad mandate and discretion to invest in Companies consistent with its evaluation of the capital appreciation potential of the Market Segments and Sectors. The strategy of overweighting and underweighting Sectors to maximize opportunities for capital appreciation may result in the Fund investing greater than 25% of its total assets in the equity securities of Companies operating in one or more Sectors. Sectors are comprised of multiple individual industries. The Fund will not invest more than 25% of its total assets in an individual industry, as defined by the Standard Industrial Classification Codes utilized by the Division of Corporation Finance of the U.S. Securities and Exchange Commission.

Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that investing in Companies consistent with its ongoing evaluation of the capital appreciation potential of the Market Segments and Sectors is intrinsic to maximizing performance in the domestic equity markets.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.
Principal Investment Risks
All ETFs, including the Fund, take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value per share (“NAV”), market price per share and returns include:

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

ETF Risk. The Fund is an actively-managed ETF and the Fund’s NAV will fluctuate based on changes in the prices of the securities it owns. The market price of Fund shares will fluctuate based on changes in the Fund’s NAV as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for Fund shares may not develop and market trading in the Fund shares may be halted under certain circumstances.

Government Intervention and Extreme Volatility Risk. Instability in the financial markets has led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Increased government regulation could have an adverse effect on a Fund.

Investment Style Risk. The type of securities in which the Fund focuses may underperform other assets or the overall market.

Large-Cap Stock Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Management Risk. The Advisor may not successfully implement the Fund’s investment strategies and, as a result, the Fund may underperform other investment vehicles with similar investment objectives and strategies.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s NAV or market price per share may decline suddenly or over a sustained period of time.

Market Price Variance Risk. There may be times when the market price per share and NAV of the Fund may vary significantly, and because most investors buy and sell shares of the Fund in the secondary market at market price, investors may pay more than NAV when buying Fund shares, and receive less than NAV when selling Fund shares. In addition, investors will incur certain transaction costs in purchasing and selling Fund shares in the secondary market.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Sector Risk. If the Fund invests more than 25% of its total assets in securities of issuers within a particular Sector, it is subject to increased risk. Performance will generally depend on the performance of the Sector, which may differ in direction and degree from that of the overall U.S. stock market. In addition, financial, economic, business and political developments affecting the Sector may have a greater effect on the Fund than they would if the Fund did not focus on that Sector.
Performance
The Fund has yet to commence operations as of the date of this Prospectus. Annual return information will be incorporated once the Fund has operated for a full calendar year. This performance will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Visit www.huntingtonstrategyshares.com for current performance information.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Huntington Strategy Shares
Prospectus Date	rr_ProspectusDate	Jun 11, 2012
Huntington US Equity Rotation Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Huntington US Equity Rotation Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you purchase or sell shares of the Fund in the secondary market through your financial institution, your financial institution may assess brokerage commissions or other charges to process the transactions.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Total Annual Operating Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you paid in connection with the purchase or sale of Fund shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal conditions, will invest at least 80% of its net assets (plus borrowings for investment purposes) in the exchange-listed common stocks of select companies organized in the U.S. and included in the S&P Composite 1500® (“Companies”). The S&P Composite 1500 is a combination of the following indices: the S&P 500®, the S&P MidCap 400® and the S&P SmallCap 600®.

The Fund will invest in Companies within each of the large-cap, mid-cap and small-cap U.S. equity market segments (each a “Market Segment”). The large-cap segment is represented by companies comprising the S&P 500, the mid-cap segment is represented by companies comprising the S&P MidCap 400 and the small-cap segment is represented by the companies comprising the S&P SmallCap 600.

The Fund will also invest in Companies operating in each of the ten (10) sectors represented in the S&P Composite 1500. A sector is a large grouping of companies operating within the market that share similar characteristics. The ten (10) sectors comprising the S&P Composite 1500 are: utilities, consumer staples, information technology, healthcare, financials, energy, consumer discretionary, materials, industrials, and telecommunication services (“Sectors”).

As market conditions change, the Fund intends to rotate the investment focus of the Fund so as to overweight its portfolio in Companies comprising those Market Segments and Sectors that the Advisor believes offer the greatest potential for capital appreciation in the given market environment and underweight its portfolio in those Market Segments and Sectors that the Advisor believes offer the least potential for capital appreciation in that same market environment. If the Fund’s portfolio allocation to a particular Market Segment or Sector exceeds that Market Segment’s or Sector’s current weighting in the S&P Composite 1500, then the Fund will be “overweighting” that Market Segment or Sector. Similarly, if the Fund’s portfolio allocation to a specific Market Segment or Sector is less than that Market Segment’s or Sector’s current weighting in the S&P Composite 1500, then the Fund will be “underweighting” that Market Segment or Sector.

The Advisor believes that these adjustments, collectively, will position the Fund for continued capital appreciation in the new market environment.

As of April 4, 2012, the adjusted statistics for the S&P Composite 1500, the S&P 500, the S&P MidCap 400 and the S&P SmallCap 600 are as follows:
  For the S&P Composite 1500, the average market capitalization of companies in the index was approximately $9.55 billion and the median market capitalization was approximately $2.24 billion. The market capitalization range for the companies included in the S&P Composite 1500 was approximately $10 million to $582.09 billion.
  For the S&P 500, the average market capitalization of companies in the index was approximately $25.28 billion and the median market capitalization was approximately $11.65 billion. The market capitalization range for the companies included in the S&P 500 was approximately $1.08 billion to $582.09 billion.
  For the S&P MidCap 400, the average market capitalization of companies in the index was approximately $2.94 billion and the median market capitalization was approximately $2.60 billion. The market capitalization range for the companies included in the S&P MidCap 400 was approximately $520 million to $9.47 billion.
  For the S&P SmallCap 600, the average market capitalization of companies in the index was approximately $830 million and the median market capitalization was approximately $700 million. The market capitalization range for the companies included in the S&P SmallCap 600 was approximately $10 million to $3.17 billion.
The Advisor retains a broad mandate and discretion to invest in Companies consistent with its evaluation of the capital appreciation potential of the Market Segments and Sectors. The strategy of overweighting and underweighting Sectors to maximize opportunities for capital appreciation may result in the Fund investing greater than 25% of its total assets in the equity securities of Companies operating in one or more Sectors. Sectors are comprised of multiple individual industries. The Fund will not invest more than 25% of its total assets in an individual industry, as defined by the Standard Industrial Classification Codes utilized by the Division of Corporation Finance of the U.S. Securities and Exchange Commission.

Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that investing in Companies consistent with its ongoing evaluation of the capital appreciation potential of the Market Segments and Sectors is intrinsic to maximizing performance in the domestic equity markets.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All ETFs, including the Fund, take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value per share (“NAV”), market price per share and returns include:

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

ETF Risk. The Fund is an actively-managed ETF and the Fund’s NAV will fluctuate based on changes in the prices of the securities it owns. The market price of Fund shares will fluctuate based on changes in the Fund’s NAV as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for Fund shares may not develop and market trading in the Fund shares may be halted under certain circumstances.

Government Intervention and Extreme Volatility Risk. Instability in the financial markets has led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Increased government regulation could have an adverse effect on a Fund.

Investment Style Risk. The type of securities in which the Fund focuses may underperform other assets or the overall market.

Large-Cap Stock Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Management Risk. The Advisor may not successfully implement the Fund’s investment strategies and, as a result, the Fund may underperform other investment vehicles with similar investment objectives and strategies.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s NAV or market price per share may decline suddenly or over a sustained period of time.

Market Price Variance Risk. There may be times when the market price per share and NAV of the Fund may vary significantly, and because most investors buy and sell shares of the Fund in the secondary market at market price, investors may pay more than NAV when buying Fund shares, and receive less than NAV when selling Fund shares. In addition, investors will incur certain transaction costs in purchasing and selling Fund shares in the secondary market.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Sector Risk. If the Fund invests more than 25% of its total assets in securities of issuers within a particular Sector, it is subject to increased risk. Performance will generally depend on the performance of the Sector, which may differ in direction and degree from that of the overall U.S. stock market. In addition, financial, economic, business and political developments affecting the Sector may have a greater effect on the Fund than they would if the Fund did not focus on that Sector.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has yet to commence operations as of the date of this Prospectus. Annual return information will be incorporated once the Fund has operated for a full calendar year. This performance will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Visit www.huntingtonstrategyshares.com for current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This performance will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has yet to commence operations as of the date of this Prospectus. Annual return information will be incorporated once the Fund has operated for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.huntingtonstrategyshares.com
Huntington US Equity Rotation Strategy ETF | Huntington US Equity Rotation Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service Fee (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.69%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.29%	[2]
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	367

[1]	Pursuant to a Distribution Plan, the Fund may pay a 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. No 12b-1 fee is currently paid by the Fund and the Fund's Board of Trustees ("Board") has not approved any payments under the plan.
[2]	Other Expenses and Total Annual Operating Expenses are based on estimated amounts for the current fiscal year.
[3]	Huntington Asset Advisors, Inc. ("Advisor") has contractually agreed to reduce its fees and/or reimburse the Fund's expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.95% of the Fund's average annual daily net assets ("Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2013. The expense cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Huntington EcoLogical Strategy ETF
Fund Summaries Huntington EcoLogical Strategy ETF
Investment Objective
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you purchase or sell shares of the Fund in the secondary market through your financial institution, your financial institution may assess brokerage commissions or other charges to process the transactions.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Huntington EcoLogical Strategy ETF
Shareholder Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Huntington EcoLogical Strategy ETF
Management Fee		0.60%
Distribution and/or Service Fee (12b-1) Fees	[1]	none
Other Expenses	[2]	0.91%
Acquired Fund Fees and Expenses		none
Total Annual Operating Expenses	[2]	1.51%
Expense Reduction/Reimbursement	[3]	0.56%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.95%
[1]	Pursuant to a Distribution Plan, the Fund may pay a 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. No 12b-1 fee is currently paid by the Fund and the Fund's Board of Trustees ("Board") has not approved any payments under the plan.
[2]	Other Expenses and Total Annual Operating Expenses are based on estimated amounts for the current fiscal year.
[3]	Huntington Asset Advisors, Inc. ("Advisor") has contractually agreed to reduce its fees and/or reimburse the Fund's expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.95% of the Fund's average annual daily net assets ("Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2013. The expense cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you paid in connection with the purchase or sale of Fund shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contracted period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Huntington EcoLogical Strategy ETF	97	408

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) and, under normal conditions, will invest at least 80% of its net assets (plus borrowings for investment purposes) in the exchange-listed equity securities of ecologically-focused companies.

The Fund will primarily invest (at least 65% of total assets) in the U.S. exchange-listed common stock of ecologically-focused companies organized in the U.S. (“U.S. Companies”). The Fund, however, may also invest up to 35% of total assets in the exchange-listed common stock (or the equivalent thereof) and sponsored American Depositary Receipts (“ADRs”) of ecologically-focused companies organized outside the U.S. (“Foreign Companies”). Sponsored ADRs are securities issued by a U.S. bank or trust company with the cooperation of a foreign company evidencing ownership of underlying securities issued by that foreign company. The Fund may invest in companies of all sizes.

The Adviser will apply the following ecologically-focused criteria to identify the equity securities of U.S. and Foreign Companies. Ecologically-focused companies are companies that have positioned their business to respond to increased environmental legislation, cultural shifts towards environmentally conscious consumption, and capital investments in environmentally oriented projects. These companies include, but are not limited to, all U.S. and Foreign Companies that are components of one or more well-recognized environmentally-focused indices (such as the Dow Jones Sustainability Indexes and the DB NASDAQ OMX Clean Tech Index).

The Fund will also invest in ecologically-focused companies which are not included in a well-recognized environmentally-focused index but generate at least 1/3 of their revenues from activities aligned with one or more of the following environmental themes (“Environmental Themes”):
  Alternative renewable power such as solar, wind, geothermal, hydro or biomass;
  Alternative renewable fuel such as biofuel, biomass or hydrogen;
  Alternative engines such as electric, flywheel or micro turbines;
  Energy efficiency such as energy efficient building materials, power, lighting, heating, or fuel;
  Resource conservation/healthier use of resources such as recycling or renewable materials; and
  Healthy lifestyle such as pollution control or organic foods.
A company that is not included in a well-recognized environmentally-focused index or does not generate 1/3 of its revenue from activities aligned with one or more Environmental Themes shall also be considered an ecologically-focused company if the Advisor believes that environmentally conscious trends such as a stronger demand for chemical-free cleaning and farming, recycling, alternative fuel and energy, energy efficiency, pollution control, or environmental cleanup/restoration will positively impact that company’s future revenue (“Environmentally Conscious Companies”). Ecologically-focused companies also include those companies that the Advisor believes demonstrate sustainable environmental practices (“Other Environmental Companies”). Sustainable environmental practices include, but are not limited to, demonstrated progress in:
  Improving energy and resource efficiency;
  Reducing emissions from business operations;
  Financial and operational support of renewable materials and less pollutive energy sources; or
  Using or promoting the use of efficient buildings (measured by such labels as LEED or Energy Star).
The Fund’s investment in the securities of Environmentally Conscious Companies and Other Environmental Companies will be limited to 10% of the Fund’s total assets.

The strategy of investing in ecologically-focused companies may result in the Fund investing greater than 25% of its total assets in one or more market sectors (“Sectors”). A Sector is a large grouping of companies operating within the market that share similar characteristics. The ten most commonly recognized market Sectors are: utilities, consumer staples, information technology, healthcare, financials, energy, consumer discretionary, materials, industrials, and telecommunication services. Sectors are comprised of multiple individual industries. The Fund will not invest more than 25% of its total assets in an individual industry as defined by the Standard Industrial Classification Codes utilized by the Division of Corporation Finance of the U.S. Securities and Exchange Commission.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.
Principal Investment Risks
All ETFs, including the Fund, take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value per share (“NAV”), market price and returns include:

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Ecological Investment Risk. The Fund’s ecological investment criteria limit the types of investments the Fund may make. This could cause the Fund to underperform other funds that do not have an ecological focus.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

ETF Risk. The Fund is an actively-managed ETF and the Fund’s NAV will fluctuate based on changes in the prices of the securities it owns. The market price of Fund shares will fluctuate based on changes in the Fund’s NAV as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for Fund shares may not develop and market trading in the Fund shares may be halted under certain circumstances.

Foreign Custodial Services Risk. Custodial services are generally more expensive in foreign jurisdictions than in the U.S. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the U.S., it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Government Intervention and Extreme Volatility Risk. Instability in the financial markets has led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Increased government regulation could have an adverse effect on a Fund.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Investment Style Risk. The type of securities on which a Fund focuses may underperform other assets or the overall market.

Large Cap Stock Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Management Risk. The Advisor may not successfully implement the Fund’s investment strategies and, as a result, the Fund may underperform other investment vehicles with similar investment objectives and strategies.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Market Price Variance Risk. There may be times when the market price per share and NAV of the Fund may vary significantly, and because most investors buy and sell shares of the Fund in the secondary market at market price, investors may pay more than NAV when buying Fund shares, and receive less than NAV when selling Fund shares. In addition, investors will incur certain transaction costs in purchasing and selling Fund shares in the secondary market.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Sector Risk. If the Fund invests more than 25% of its total assets in securities of issuers within a particular Sector, it is subject to increased risk. Performance will generally depend on the performance of the Sector, which may differ in direction and degree from that of the overall U.S. stock markets. In addition, financial, economic, business and political developments affecting the Sector may have a greater effect on the Fund than they would if the Fund did not focus on that Sector.
Performance
The Fund has yet to commence operations as of the date of this Prospectus. Annual return information will be incorporated once the Fund has operated for a full calendar year. This performance will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Visit www.huntingtonstrategyshares.com for current performance.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Huntington Strategy Shares
Prospectus Date	rr_ProspectusDate	Jun 11, 2012
Huntington EcoLogical Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Huntington EcoLogical Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you purchase or sell shares of the Fund in the secondary market through your financial institution, your financial institution may assess brokerage commissions or other charges to process the transactions.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Total Annual Operating Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you paid in connection with the purchase or sale of Fund shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contracted period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an actively managed exchange-traded fund (“ETF”) and, under normal conditions, will invest at least 80% of its net assets (plus borrowings for investment purposes) in the exchange-listed equity securities of ecologically-focused companies.

The Fund will primarily invest (at least 65% of total assets) in the U.S. exchange-listed common stock of ecologically-focused companies organized in the U.S. (“U.S. Companies”). The Fund, however, may also invest up to 35% of total assets in the exchange-listed common stock (or the equivalent thereof) and sponsored American Depositary Receipts (“ADRs”) of ecologically-focused companies organized outside the U.S. (“Foreign Companies”). Sponsored ADRs are securities issued by a U.S. bank or trust company with the cooperation of a foreign company evidencing ownership of underlying securities issued by that foreign company. The Fund may invest in companies of all sizes.

The Adviser will apply the following ecologically-focused criteria to identify the equity securities of U.S. and Foreign Companies. Ecologically-focused companies are companies that have positioned their business to respond to increased environmental legislation, cultural shifts towards environmentally conscious consumption, and capital investments in environmentally oriented projects. These companies include, but are not limited to, all U.S. and Foreign Companies that are components of one or more well-recognized environmentally-focused indices (such as the Dow Jones Sustainability Indexes and the DB NASDAQ OMX Clean Tech Index).

The Fund will also invest in ecologically-focused companies which are not included in a well-recognized environmentally-focused index but generate at least 1/3 of their revenues from activities aligned with one or more of the following environmental themes (“Environmental Themes”):
  Alternative renewable power such as solar, wind, geothermal, hydro or biomass;
  Alternative renewable fuel such as biofuel, biomass or hydrogen;
  Alternative engines such as electric, flywheel or micro turbines;
  Energy efficiency such as energy efficient building materials, power, lighting, heating, or fuel;
  Resource conservation/healthier use of resources such as recycling or renewable materials; and
  Healthy lifestyle such as pollution control or organic foods.
A company that is not included in a well-recognized environmentally-focused index or does not generate 1/3 of its revenue from activities aligned with one or more Environmental Themes shall also be considered an ecologically-focused company if the Advisor believes that environmentally conscious trends such as a stronger demand for chemical-free cleaning and farming, recycling, alternative fuel and energy, energy efficiency, pollution control, or environmental cleanup/restoration will positively impact that company’s future revenue (“Environmentally Conscious Companies”). Ecologically-focused companies also include those companies that the Advisor believes demonstrate sustainable environmental practices (“Other Environmental Companies”). Sustainable environmental practices include, but are not limited to, demonstrated progress in:
  Improving energy and resource efficiency;
  Reducing emissions from business operations;
  Financial and operational support of renewable materials and less pollutive energy sources; or
  Using or promoting the use of efficient buildings (measured by such labels as LEED or Energy Star).
The Fund’s investment in the securities of Environmentally Conscious Companies and Other Environmental Companies will be limited to 10% of the Fund’s total assets.

The strategy of investing in ecologically-focused companies may result in the Fund investing greater than 25% of its total assets in one or more market sectors (“Sectors”). A Sector is a large grouping of companies operating within the market that share similar characteristics. The ten most commonly recognized market Sectors are: utilities, consumer staples, information technology, healthcare, financials, energy, consumer discretionary, materials, industrials, and telecommunication services. Sectors are comprised of multiple individual industries. The Fund will not invest more than 25% of its total assets in an individual industry as defined by the Standard Industrial Classification Codes utilized by the Division of Corporation Finance of the U.S. Securities and Exchange Commission.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All ETFs, including the Fund, take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value per share (“NAV”), market price and returns include:

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Ecological Investment Risk. The Fund’s ecological investment criteria limit the types of investments the Fund may make. This could cause the Fund to underperform other funds that do not have an ecological focus.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

ETF Risk. The Fund is an actively-managed ETF and the Fund’s NAV will fluctuate based on changes in the prices of the securities it owns. The market price of Fund shares will fluctuate based on changes in the Fund’s NAV as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for Fund shares may not develop and market trading in the Fund shares may be halted under certain circumstances.

Foreign Custodial Services Risk. Custodial services are generally more expensive in foreign jurisdictions than in the U.S. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the U.S., it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Government Intervention and Extreme Volatility Risk. Instability in the financial markets has led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Increased government regulation could have an adverse effect on a Fund.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Investment Style Risk. The type of securities on which a Fund focuses may underperform other assets or the overall market.

Large Cap Stock Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Management Risk. The Advisor may not successfully implement the Fund’s investment strategies and, as a result, the Fund may underperform other investment vehicles with similar investment objectives and strategies.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Market Price Variance Risk. There may be times when the market price per share and NAV of the Fund may vary significantly, and because most investors buy and sell shares of the Fund in the secondary market at market price, investors may pay more than NAV when buying Fund shares, and receive less than NAV when selling Fund shares. In addition, investors will incur certain transaction costs in purchasing and selling Fund shares in the secondary market.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Sector Risk. If the Fund invests more than 25% of its total assets in securities of issuers within a particular Sector, it is subject to increased risk. Performance will generally depend on the performance of the Sector, which may differ in direction and degree from that of the overall U.S. stock markets. In addition, financial, economic, business and political developments affecting the Sector may have a greater effect on the Fund than they would if the Fund did not focus on that Sector.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has yet to commence operations as of the date of this Prospectus. Annual return information will be incorporated once the Fund has operated for a full calendar year. This performance will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Visit www.huntingtonstrategyshares.com for current performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This performance will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has yet to commence operations as of the date of this Prospectus. Annual return information will be incorporated once the Fund has operated for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.huntingtonstrategyshares.com
Huntington EcoLogical Strategy ETF | Huntington EcoLogical Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service Fee (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.91%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.51%	[2]
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.56%	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	408

[1]	Pursuant to a Distribution Plan, the Fund may pay a 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. No 12b-1 fee is currently paid by the Fund and the Fund's Board of Trustees ("Board") has not approved any payments under the plan.
[2]	Other Expenses and Total Annual Operating Expenses are based on estimated amounts for the current fiscal year.
[3]	Huntington Asset Advisors, Inc. ("Advisor") has contractually agreed to reduce its fees and/or reimburse the Fund's expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.95% of the Fund's average annual daily net assets ("Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2013. The expense cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Huntington Strategy Shares
Prospectus Date	rr_ProspectusDate	Jun 11, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 1, 2012